Revenue (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2022
Schedule of disaggregated revenues

	Year ended December 31, 2022	Year ended December 31, 2021
Subscription revenues (over-time)	$2,522,489	$942,954
Storage and delivery revenue	5,228	31,206
Total	$2,527,717	$974,160

Schedule of deferred revenue

	Year ended December 31, 2022	Year ended December 31, 2021
Deferred revenue, beginning of the period	$58,335	$55,651
Revenue deferred	1,354,837	203,123
Revenue earned	(803,473)	(200,439)
Deferred revenue, as of the end of the period	$609,698	$58,335